Schedule of Investments (unaudited) November 30, 2020	iShares® MSCI United Kingdom ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.6%
BAE Systems PLC	4,081,031	$27,459,823
Rolls-Royce Holdings PLC	10,605,982	14,966,601

		42,426,424

Banks — 9.3%
Barclays PLC(a)	22,008,568	39,537,124
HSBC Holdings PLC	25,839,546	133,934,867
Lloyds Banking Group PLC(a)	89,808,323	42,707,860
Natwest Group PLC(a)	6,172,120	12,739,171
Standard Chartered PLC(a)	3,403,597	20,547,832

		249,466,854

Beverages — 4.5%
Coca-Cola HBC AG	255,454	7,373,364
Diageo PLC	2,965,522	114,022,602

		121,395,966

Capital Markets — 3.5%
3i Group PLC	1,234,435	17,642,178
Hargreaves Lansdown PLC	423,588	8,086,805
London Stock Exchange Group PLC	401,291	43,427,350
Schroders PLC	158,595	6,815,658
St. James’s Place PLC	677,348	9,223,789
Standard Life Aberdeen PLC	2,845,027	10,289,463

		95,485,243

Chemicals — 0.8%
Croda International PLC	176,006	13,995,211
Johnson Matthey PLC	246,906	7,331,009

		21,326,220

Commercial Services & Supplies — 0.6%
Rentokil Initial PLC(a)	2,350,301	15,604,119

Diversified Financial Services — 0.3%
M&G PLC	3,316,902	8,302,927

Diversified Telecommunication Services — 0.7%
BT Group PLC	11,346,746	17,693,408

Electric Utilities — 0.9%
SSE PLC	1,320,496	23,640,855

Electrical Equipment — 0.5%
Melrose Industries PLC(a)	6,150,868	12,604,978

Electronic Equipment, Instruments & Components — 0.5%
Halma PLC	480,923	14,227,959

Equity Real Estate Investment Trusts (REITs) — 1.2%
British Land Co. PLC (The)	1,123,129	7,072,824
Land Securities Group PLC	887,584	7,792,352
Segro PLC	1,510,962	18,396,944

		33,262,120

Food & Staples Retailing — 1.9%
J Sainsbury PLC	2,264,465	6,381,917
Tesco PLC	12,424,958	37,654,605
Wm Morrison Supermarkets PLC	3,068,291	7,367,231

		51,403,753

Food Products — 0.5%
Associated British Foods PLC	450,992	12,704,237

Health Care Equipment & Supplies — 0.8%
Smith & Nephew PLC	1,111,856	21,538,391

Security	Shares	Value

Health Care Providers & Services — 0.0%
NMC Health PLC(a)(b)	122,262	$2

Hotels, Restaurants & Leisure — 2.8%
Compass Group PLC	2,263,168	40,003,877
GVC Holdings PLC(a)	743,454	10,277,832
InterContinental Hotels Group PLC(a)	219,803	13,624,783
Whitbread PLC(a)	255,143	10,324,450

		74,230,942

Household Durables — 1.6%
Barratt Developments PLC(a)	1,287,186	10,654,432
Berkeley Group Holdings PLC	158,772	9,801,421
Persimmon PLC	404,097	14,328,839
Taylor Wimpey PLC(a)	4,649,193	9,555,526

		44,340,218

Household Products — 2.9%
Reckitt Benckiser Group PLC	902,336	79,315,016

Industrial Conglomerates — 0.7%
DCC PLC	124,366	9,434,094
Smiths Group PLC	500,435	9,747,658

		19,181,752

Insurance — 5.0%
Admiral Group PLC	241,174	9,198,945
Aviva PLC	4,983,095	21,368,400
Direct Line Insurance Group PLC	1,740,864	6,874,804
Legal & General Group PLC	7,570,028	25,538,774
Phoenix Group Holdings PLC	697,181	6,671,767
Prudential PLC	3,309,848	51,677,987
RSA Insurance Group PLC	1,319,816	11,876,011

		133,206,688

Interactive Media & Services — 0.3%
Auto Trader Group PLC(c)	1,223,131	9,154,263

Internet & Direct Marketing Retail — 0.7%
Ocado Group PLC(a)	616,783	18,173,226

Machinery — 0.5%
Spirax-Sarco Engineering PLC	93,377	13,881,214

Media — 1.4%
Informa PLC(a)	1,902,519	13,466,850
Pearson PLC(d)	959,901	8,291,403
WPP PLC	1,553,141	15,045,460

		36,803,713

Metals & Mining — 9.3%
Anglo American PLC	1,556,385	45,993,226
Antofagasta PLC	503,093	8,419,182
BHP Group PLC	2,679,574	60,765,095
Evraz PLC	650,526	3,354,955
Fresnillo PLC	233,723	3,284,134
Glencore PLC(a)	12,678,364	35,858,242
Rio Tinto PLC	1,423,514	91,868,304

		249,543,138

Multi-Utilities — 1.9%
National Grid PLC	4,467,838	50,605,228

Multiline Retail — 0.5%
Next PLC	168,473	14,736,743

Oil, Gas & Consumable Fuels — 9.3%
BP PLC	25,708,324	84,998,137

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Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI United Kingdom ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Royal Dutch Shell PLC, Class A	5,203,221	$88,304,628
Royal Dutch Shell PLC, Class B	4,702,016	77,475,958

		250,778,723

Paper & Forest Products — 0.5%
Mondi PLC	616,092	13,637,269

Personal Products — 7.6%
Unilever PLC	3,335,710	203,562,051

Pharmaceuticals — 11.1%
AstraZeneca PLC	1,664,881	173,481,598
GlaxoSmithKline PLC	6,365,482	116,425,784
Hikma Pharmaceuticals PLC	220,502	7,677,457

		297,584,839

Professional Services — 4.2%
Experian PLC	1,160,108	40,981,285
Intertek Group PLC	204,542	15,079,127
RELX PLC	2,450,782	57,176,712

		113,237,124

Software — 0.5%
AVEVA Group PLC	79,112	3,582,577
Sage Group PLC (The)	1,379,080	11,138,896

		14,721,473

Specialty Retail — 0.6%
JD Sports Fashion PLC	558,733	5,789,956
Kingfisher PLC(a)	2,664,349	9,732,054

		15,522,010

Textiles, Apparel & Luxury Goods — 0.4%
Burberry Group PLC	516,315	11,918,101

Tobacco — 4.6%
British American Tobacco PLC	2,910,678	102,568,295
Imperial Brands PLC	1,202,330	21,846,362

		124,414,657

Trading Companies & Distributors — 2.6%
Ashtead Group PLC	570,037	24,208,285
Bunzl PLC	429,679	13,532,230
Ferguson PLC	285,318	32,088,162

		69,828,677

Water Utilities — 0.7%
Severn Trent PLC	303,581	9,682,512

Security	Shares	Value

Water Utilities (continued)
United Utilities Group PLC	861,731	$10,358,682

		20,041,194

Wireless Telecommunication Services — 2.1%
Vodafone Group PLC	34,031,469	56,192,387

Total Common Stocks — 99.4% (Cost: $3,231,634,383)		2,675,694,102

Rights

Software — 0.0%
AVEVA Group PLC, (Expires 12/09/20)(a)	67,414	1,008,018

Total Rights — 0.0% (Cost: $949,476)		1,008,018

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.19%(e)(f)(g)	27,994	28,011
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(e)(f)	910,000	910,000

		938,011

Total Short-Term Investments — 0.0% (Cost: $938,015)		938,011

Total Investments in Securities — 99.4% (Cost: $3,233,521,874)		2,677,640,131

Other Assets, Less Liabilities — 0.6%		14,856,364

Net Assets — 100.0%		$2,692,496,495

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	All or a portion of this security is on loan.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

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Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI United Kingdom ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$1,317,900	$—		$(1,287,604	)(a)	$(2,601)	$316	$28,011	27,994	$1,677	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	800,000	110,000	(a)	—		—	—	910,000	910,000	218		—

						$(2,601)	$316	$938,011		$1,895		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
FTSE 100 Index	156	12/18/20	$13,105	$568,867

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$2,675,694,100	$—	$2	$2,675,694,102
Rights	1,008,018	—	—	1,008,018
Money Market Funds	938,011	—	—	938,011

	$2,677,640,129	$—	$2	$2,677,640,131

Derivative financial instruments(a)
Assets
Futures Contracts	$568,867	$—	$—	$568,867

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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